UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Spencer Capital Management, LLC

   Address:   1995 Broadway, Suite 1801
              New York, NY  10023

   Form 13F File Number:   28-12316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kenneth H. Shubin Stein, M.D., CFA
   Title:   Managing Member
   Phone:   212-586-4190

Signature, Place and Date of Signing:



   /s/ Kenneth H. Shubin Stein, M.D., CFA    New York, NY    August 12, 2009

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Spencer Capital Management, LLC
28-12316
Report for Period Ended:  06/30/2009

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           28
   Form 13F Information Table Value Total:      $34,922(thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106     1329    51802 SH       DEFINED                        51802
AMBASSADORS INTL INC           COM              023178106       75   248622 SH       DEFINED                       248622
AMERICAN EXPRESS CO            COM              025816109     2336   100498 SH       DEFINED                       100498
ANNTAYLOR STORES CORP          COM              036115103      518    64919 SH       DEFINED                        64919
ATLAS AMER INC                 COM              049167109     1315    73581 SH       DEFINED                        73581
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     4770       53 SH       DEFINED                           53
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      961      332 SH       DEFINED                          332
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104     1126    65939 SH       DEFINED                        65939
CONSOLIDATED TOMOKA LD CO      COM              210226106      399    11386 SH       DEFINED                        11386
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204      545    12828 SH       DEFINED                        12828
CROSSTEX ENERGY INC            COM              22765Y104     2706   648949 SH       DEFINED                       648949
DELIAS INC NEW                COM              246911101     1189   499601 SH       DEFINED                       499601
DIGIMARC CORP NEW              COM              25381B101      136    10789 SH       DEFINED                        10789
GHL ACQUISITION CORP-CW        WTS              36172H116      959  1475869 SH       DEFINED                      1475869
GREENLIGHT CAPITAL RE LTD      CL A             G4095J109      507    29304 SH       DEFINED                        29304
HUNTSMAN CORP                  COM              447011107     2526   502143 SH       DEFINED                       502143
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     1556   124305 SH       DEFINED                       124305
LEUCADIA NATL CORP             COM              527288104     2910   137989 SH       DEFINED                       137989
LIBERTY ACQUISITION HLDGS CO   WTS              53015Y115       16    39491 SH       DEFINED                        39491
ORANGE 21 INC                  COM              685317109      234   296025 SH       DEFINED                       296025
SPDR GOLD TR                   GOLD SHS         78463V107      450     4930 SH  CALL DEFINED                         4930
SPDR TR                        UNIT SER 1       78462F103     1428    15530 SH  PUT  DEFINED                        15530
TRIAN ACQUISITION I CORP       WTS              89582E116       15    63543 SH       DEFINED                        63543
TRIDENT MICROSYSTEMS INC       COM              895919108        2     1000 SH       DEFINED                         1000
WELLCARE HEALTH PLANS          COM              94946T106     1277    69071 SH       DEFINED                        69071
WELLS FARGO & CO NEW           COM              949746101      716    29532 SH       DEFINED                        29532
WENDYS ARBYS GROUP INC         COM              950587105     3985   996322 SH       DEFINED                       996322
WINTHROP RLTY TR               SH BEN INT NEW   976391300      784    87808 SH       DEFINED                        87808